(Loss) Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(Loss) Earnings Per Share
Basic income (loss) attributable to holders of common shares	$ (18,553)	$ 112,276	$ (47,855)
Effect of dilutive securities:
Diluted (loss) income	$ (18,553)	$ 112,276	$ (47,855)
Weighted average number of common shares outstanding - basic	12,543,271	12,534,801	12,544,141
Effect of dilutive securities:
Options	0	0	0
Weighted average number of common shares outstanding - diluted	12,543,271	12,534,801	12,544,141
(Loss) earnings per share - basic and diluted	$ (1.48)	$ 8.96	$ (3.81)